Principal alliances	12 Months Ended
Dec. 31, 2022
Related Party [Abstract]
Principal alliances	Principal alliances
C.1. Alliance arrangements with Regeneron Pharmaceuticals, Inc. (Regeneron)
Collaboration agreements on human therapeutic antibodies
In November 2007, Sanofi and Regeneron signed two agreements (amended in November 2009) relating to human therapeutic antibodies: (i) the Discovery and Preclinical Development Agreement, and (ii) the License and Collaboration Agreement, relating to clinical development and commercialization. Under the License and Collaboration Agreement, Sanofi had an option to develop and commercialize antibodies discovered by Regeneron under the Discovery and Preclinical Development Agreement.
Discovery and development
Because Sanofi decided not to exercise its option to extend the Discovery and Preclinical Development Agreement, that agreement expired on December 31, 2017.
As a result of Sanofi's exercise of an option with respect to an antibody under the Discovery and Preclinical Development Agreement, such antibody became a “Licensed Product” under the License and Collaboration Agreement, pursuant to which Sanofi and Regeneron co-develop the antibody with Sanofi initially being wholly responsible for funding the development program. On receipt of the first positive Phase III trial results for any antibody being developed under the License and Collaboration Agreement, the subsequent development costs for that antibody are split 80% Sanofi, 20% Regeneron. Amounts received from Regeneron under the License and Collaboration Agreement are recognized by Sanofi as a reduction in the line item Research and development expenses. Co-development with Regeneron of the antibodies Dupixent®, Kevzara® and REGN3500 (SAR440340 - itepekimab) is ongoing under the License and Collaboration Agreement as of December 31, 2022.
Once a product begins to be commercialized, and provided that the share of quarterly results under the agreement represents a profit, Sanofi is entitled to an additional portion of Regeneron’s profit-share (capped at 20% of Regeneron’s share of quarterly profits since April 1, 2022, and at 10% until March 31, 2022) until Regeneron has paid 50% of the cumulative development costs incurred by the parties in the collaboration (see Note D.21.1.).
On the later of (i) 24 months before the scheduled launch date or (ii) the first positive Phase III trial results, Sanofi and Regeneron share the commercial expenses of the antibodies co-developed under the License and Collaboration Agreement.
Commercialization
Sanofi is the lead party with respect to the commercialization of all co-developed antibodies, and Regeneron has certain option rights to co-promote the antibodies. Regeneron has exercised its co-promotion rights in the United States and in certain other countries. Sanofi recognizes all sales of the antibodies. Profits and losses arising from commercial operations in the United States are split 50/50. Outside the United States, Sanofi is entitled to between 55% and 65% of profits depending on sales of the antibodies, and bears 55% of any losses. The share of profits and losses due to or from Regeneron under the agreement is recognized within the line items Other operating income or Other operating expenses, which are components of Operating income.
In addition, Regeneron is entitled to receive payments contingent on the attainment of specified levels of aggregate sales on all antibodies outside the United States, on a rolling twelve-month basis. A liability for those payments is recognized on the balance sheet when it is probable that the specified level of aggregate sales will be met. The opposite entry for that liability is capitalized within Other intangible assets on the balance sheet. Two payments of $50 million each were made in 2022, following attainment first of $2.0 billion and then of $2.5 billion in sales of all antibodies outside the United States on a rolling twelve-month basis. In the event that $3.0 billion in sales on a rolling twelve-month basis is attained, Regeneron is entitled to a final milestone payment of $50 million.
Amendments to the collaboration agreements
In January 2018, Sanofi and Regeneron signed a set of amendments to their collaboration agreements, including an amendment that allowed for the funding of additional programs on Dupixent® and REGN3500 (SAR440340 – itepekimab) with an intended focus on extending the current range of indications, finding new indications, and improving co-morbidity between multiple pathologies.
Effective April 1, 2020, Sanofi and Regeneron signed a Cross License and Commercialization Agreement for Praluent®, whereby Sanofi obtained sole ex-US rights to Praluent®, and Regeneron obtained sole US rights to Praluent® along with a right to 5% royalties on Sanofi’s sales of Praluent® outside the United States. Each party is solely responsible for funding the development, manufacturing and commercialization of Praluent® in their respective territories. Although each party has responsibility for supplying Praluent® in its respective territory, Sanofi and Regeneron have entered into agreements to support manufacturing needs for each other.
Effective September 30, 2021, Sanofi and Regeneron signed an amendment to their collaboration agreement in order to specify allocations of responsibilities and associated resources between the two parties in connection with the co-promotion of Dupixent® in certain countries. The terms of the collaboration relating to REGN3500 (SAR440340 – itepekimab) are unchanged.
Effective July 1, 2022, Sanofi and Regeneron signed an amendment to their collaboration agreement in order to increase the additional portion of Regeneron’s share of quarterly profits attributable to Sanofi from 10% to 20% with retroactive impact as of April 1, 2022.
Immuno-oncology (IO) collaboration agreements
On July 1, 2015, Sanofi and Regeneron signed two agreements – the IO Discovery and Development Agreement and the IO License and Collaboration Agreement (IO LCA) – relating to new antibody cancer treatments in the field of immuno-oncology.
The Amended IO Discovery Agreement, effective from December 31, 2018, was terminated through a Letter Amendment dated March 16, 2021 in which Sanofi formalized its opt-out from the BCMAxCD3 and MUC16xCD3 programs.
Libtayo® (cemiplimab)
Under the 2015 IO LCA as amended in January 2018, Sanofi and Regeneron committed funding of no more than $1,640 million, split on a 50/50 basis ($820 million per company), for the development of REGN2810 (cemiplimab, trademark Libtayo®), a PD-1 inhibitor antibody. The funding was raised to $1,840 million by way of amendment effective on September 30, 2021. Regeneron was responsible for the commercialization of Libtayo® in the United States, and Sanofi in all other territories. Sanofi has exercised its option to co-promote Libtayo® in the United States. In 2021, Regeneron exercised its option to co-promote Libtayo® in certain other countries.
The IO LCA also provided for a one-time milestone payment of $375 million by Sanofi to Regeneron in the event that sales of a PD-1 product were to exceed, in the aggregate, $2 billion in any consecutive 12-month period.
Under the IO LCA Sanofi and Regeneron shared equally in profits and losses generated by the commercialization of collaboration products, except that Sanofi was entitled to an additional portion of Regeneron’s profit-share (capped at 10% of Regeneron’s share of quarterly profits) until Regeneron had paid 50% of the cumulative development costs incurred by the parties under the IO Discovery Agreement, as amended.
Libtayo® is approved in the United States and Europe for the treatment of two types of locally advanced or metastatic skin cancer (cutaneous squamous cell carcinoma and basal cell carcinoma) and non-small cell lung cancer (NSCLC). It is also approved in Brazil and Canada as a second line treatment for recurring or metastatic cervical cancer. In the fourth quarter of 2022, it was approved in the United States in association with chemotherapy for the treatment of NSCLC, and in Europe and Japan as a second line treatment for recurring or metastatic cervical cancer. Libtayo® is currently approved in more than 30 countries.
In June 2022, Sanofi and Regeneron restructured their IO LCA. Under the terms of the Amended and Restated IO LCA, Regeneron holds exclusive worldwide licensing rights to Libtayo® with effect from July 1, 2022.
In July 2022, Sanofi received as consideration an upfront payment of $900 million (€856 million), which was recognized within Other operating income on the date of receipt. The same line item also includes a regulatory milestone payment of $100 million (€96 million) following the US FDA approval in November 2022 of Libtayo® in combination with chemotherapy as a first line treatment for NSCLC. In addition, Sanofi is entitled to royalties of 11% and to milestone payments (€111 million in 2022) linked to global net sales of Libtayo® which are recognized within Other operating income in line with the pattern of sales . All of the cash inflows relating to the above items (€967 million for the year ended December 31, 2022) are presented within Net cash provided by/(used in) operating activities in the consolidated statement of cash flows.
The amendment to the terms of the IO LCA resulted in Sanofi recognizing an accelerated amortization charge of €226 million; this was allocated to the Libtayo® product rights included within the residual carrying amount of the intangible asset recognized in July 2015 to reflect rights to an antibody targeting the immune checkpoint receptor PD-1 (programmed cell death protein-1) under the Sanofi/Regeneron alliance.
The transaction also includes a time-limited transitional services agreement with Regeneron which includes manufacturing, distribution (for which Sanofi acts as agent), and promotion.
Investor agreement
In 2014 and 2020, Sanofi and Regeneron amended the investor agreement entered into by the two companies in 2007. Under the terms of the amendments, Sanofi accepted various restrictions, including “standstill” provisions that contractually prohibit Sanofi from seeking to directly or indirectly exert control of Regeneron or acquiring more than 30% of Regeneron’s capital stock (consisting of the outstanding shares of common stock and the shares of Class A stock). This prohibition remains in place until the earlier of (i) the later of the fifth anniversaries of the expiration or earlier termination of the Zaltrap® collaboration agreement with Regeneron (related to the development and commercialization of Zaltrap®) or the collaboration agreement with Regeneron on monoclonal antibodies (see “Collaboration agreements on human therapeutic antibodies” above), each as amended and (ii) other specified events.
Starting in 2018 Sanofi began to sell shares of Regeneron stock and announced on May 29, 2020 the closing of its sale of 13 million shares of Regeneron common stock in a registered offering and a private sale to Regeneron (see Note D.2.).
Pursuant to subsequent sales, as of December 31, 2022 Sanofi no longer holds any shares of Regeneron stock.
C.2. Alliance arrangements with Bristol-Myers Squibb (BMS)
Two of Sanofi’s products were jointly developed with BMS: the anti-hypertensive agent irbesartan (Aprovel®/Avapro®/Karvea®) and the anti-atherothrombosis treatment clopidogrel bisulfate (Plavix®/Iscover®).
On September 27, 2012, Sanofi and BMS signed an agreement relating to their alliance following the loss of exclusivity of Plavix® and Avapro®/Avalide® in many major markets.
Under the terms of this agreement, effective January 1, 2013, BMS returned to Sanofi its rights to Plavix® and Avapro®/Avalide® in all markets worldwide with the exception of Plavix® in the United States and Puerto Rico (“Territory B”), giving Sanofi sole control and freedom to operate commercially in respect of those products. In exchange, BMS received royalty payments on Sanofi’s sales of branded and unbranded Plavix® and Avapro®/Avalide® worldwide (except for Plavix® in Territory B) until 2018, and also received a payment of $200 million from Sanofi in December 2018, part of which is for buying out the non-controlling interests. Rights to Plavix® in Territory B remained unchanged and continued to be governed by the terms of the original agreement until February 28, 2020.
In all of the territories managed by Sanofi (including the United States and Puerto Rico for Avapro®/Avalide®) as defined in the new agreement, Sanofi recognized in its consolidated financial statements the revenue and expenses generated by its own operations. Since January 2019 onwards, there has no longer been any share of profits reverting to BMS (previously presented within Net income attributable to non-controlling interests in the income statement).
In Territory B for Plavix®, which was managed by BMS, the Plavix® business was conducted through the Territory B partnerships, which were jointly owned by BMS and Sanofi. Sanofi recognized its share of profits and losses within the line item Share of profit/(loss) from investments accounted for using the equity method.
On February 28, 2020, Sanofi purchased all BMS’s interests (50.1%) in each of the Territory B partnerships for a cumulative purchase price of $12 million. Following a transition period, Sanofi has been commercializing Plavix® under its own label since July 1, 2020.